Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income (loss)	$ (5,015,911)	$ (2,465,592)	$ (2,510,826)
Items not involving cash
Deferred tax (recovery)	(172,433)	259,365	(86,932)
Amortization	203,980	241,363	237,201
Write-off of intangible assets	0	0	298,484
Write-off of inventory	668,383	0	0
Write-off of property, plant and equipment	29,601	0	0
Share-based expense	469,187	285,745	672,533
Bad debts	82,042	0	0
Unrealized foreign exchange loss (gain)	(115,643)	(188,789)	715,292
Cash flows from (used in) operations before changes in working capital	(3,850,794)	(1,867,908)	(674,248)
Changes in non-cash working capital
Accounts receivable	(97,642)	1,068,643	1,143,692
Income tax receivable	753,223	0	0
Prepaid expenses and deposit	527,897	395,748	(1,036,399)
Inventory	567,764	775,790	(1,812,475)
Accounts payable and accrued liabilities	582,099	(275,098)	(2,575,558)
Income tax payable (recovery)	(112,900)	(1,240,165)	346,109
Changes in non-cash working capital	2,220,441	724,918	(3,934,631)
Cash Provided by (Used in) Operating Activities	(1,630,353)	(1,142,990)	(4,608,879)
Investing Activities
Intangible assets	(353,010)	(25,000)	0
Property, plant and equipment	(33,336)	(35,938)	(242,086)
Cash Used in Investing Activities	(386,346)	(60,938)	(242,086)
Financing Activities
Issue of and subscription for common shares, net of share issue costs	0	152,126	223,740
Dividends paid	0	0	(1,377,654)
Cash Provided by (Used in) Financing Activities	0	152,126	(1,153,914)
Foreign Exchange Effect on Cash	115,643	188,789	(715,292)
Inflow (Outflow) of Cash and Cash Equivalents	(1,901,056)	(863,013)	(6,720,171)
Cash and Cash Equivalents, Beginning of Year	2,312,279	3,175,292	9,895,463
Cash and Cash Equivalents, End of Year	$ 411,223	$ 2,312,279	$ 3,175,292